Related party disclosures - Narrative (Details)				1 Months Ended	12 Months Ended
	Jul. 07, 2025 $ / shares	Sep. 26, 2023 $ / shares shares	Apr. 12, 2023 $ / shares shares	Jul. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Apr. 23, 2026 USD ($)	Sep. 30, 2025 shares	Oct. 31, 2024 USD ($)	Apr. 26, 2024 USD ($)	Apr. 22, 2024 USD ($)	Apr. 09, 2024 USD ($)	Feb. 12, 2024 USD ($)	Dec. 27, 2023 USD ($)	Nov. 08, 2023 USD ($)	Aug. 15, 2023 USD ($)	Aug. 14, 2023 USD ($)	Aug. 15, 2022 USD ($)	Aug. 14, 2022 USD ($)	Apr. 09, 2021 USD ($) $ / shares	Aug. 31, 2019 USD ($)	Aug. 16, 2019 USD ($) $ / shares
Disclosure of transactions between related parties [line items]
Notional amount | $											$ 41,315,000	$ 5,000,000	$ 54,935,000	$ 9,000,000.0
Shares outstanding (in shares)					1,599,589,702	251,408,922	246,262,004
Private equity offering proceeds, including pre-funded warrants, net of transaction costs paid | $					$ 152,140,000	$ 0	$ 25,450,000
Share price per ADS (usd per share) | $ / shares	$ 14.0	$ 70.75	$ 51.50
Convertible Debt Outstanding
Disclosure of transactions between related parties [line items]
Fair value of convertible note | $								$ 2,300,000
2019-2 notes
Disclosure of transactions between related parties [line items]
Notional amount | $																	$ 6,707,000	$ 6,378,000	$ 6,125,000	$ 5,454,000			$ 5,000,000.0
Conversion price (in dollars per share) | $ / shares																							$ 1.03
Convertible Note 2021 - Lynrock Lake Note
Disclosure of transactions between related parties [line items]
Notional amount | $							$ 45,400,000				$ 35,697,000		$ 47,641,000								$ 40,000,000.0
Conversion price (in dollars per share) | $ / shares																					$ 1.915
Unsecured related party loan | Second Security Purchase Agreement
Disclosure of transactions between related parties [line items]
Notional amount | $										$ 19,300,000				$ 12,000,000.0	$ 3,000,000.0	$ 6,000,000.0
American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share | 2019-2 notes
Disclosure of transactions between related parties [line items]
Conversion price (in dollars per share) | $ / shares																							$ 103.00
Ordinary shares
Disclosure of transactions between related parties [line items]
Shares outstanding (in shares)									96,158,250
ADS
Disclosure of transactions between related parties [line items]
Shares outstanding (in shares)									961,582
272 Capital Fund LP | American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding		2,120,141	1,310,221
Lynrock Lake | American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding			3,930,663
Renesas Electronics Corporation
Disclosure of transactions between related parties [line items]
Share capital of the Company (in excess of)					3.14%	3.20%	4.08%
AFOB
Disclosure of transactions between related parties [line items]
Ownership Interest Percentage				4.60%
Proceeds from issue of convertible debt | $				$ 10,000,000.0
Conversion price (in dollars per share) | $ / shares				$ 21.00
Share price per ADS (usd per share) | $ / shares					$ 14.00
AFOB | American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of transactions between related parties [line items]
Shares outstanding (in shares)					513,444
AFOB | Ordinary shares
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding				71,428,500
Shares outstanding (in shares)					51,344,400
Private equity offering proceeds, including pre-funded warrants, net of transaction costs paid | $				$ 10,000,000
Number of warrants authorized (in shares)					21,428,500
AFOB | ADS
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding				714,285
Number of warrants authorized (in shares)					214,285
B. Riley Asset Management LLC and Lynrock Lake
Disclosure of transactions between related parties [line items]
Share capital of the Company (in excess of)					10.00%
Affiliate of Nokomis Capital, L.L.C. | 2019-2 notes
Disclosure of transactions between related parties [line items]
Notional amount | $																						$ 5,000,000.0
Mr. Daniel
Disclosure of transactions between related parties [line items]
Significant influence threshold percentage					10.00%
Mr. Daniel | AFOB | American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of transactions between related parties [line items]
Shares outstanding (in shares)					1,387,811
Mr. Daniel | AFOB | Ordinary shares
Disclosure of transactions between related parties [line items]
Shares outstanding (in shares)					138,781,100
Other related parties [member]
Disclosure of transactions between related parties [line items]
Fee and commission expense | $						$ 50,401